CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated other comprehensive income (loss) [1]	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of fiscal year at Mar. 31, 2021		¥ 5,826,863	¥ 2,967,385	¥ 318,114	¥ (7,124)		¥ 582,919
Purchases of treasury stock					(2,870)
Performance-based stock compensation program		(69)
Change in ownership interests in consolidated subsidiaries		(9,960)
Other		0	(309)
Disposal of treasury stock					1,652
Net income (loss) attributable to MHFG shareholders	¥ (104,722)		(104,722)
Change during year	126,593			121,998
Transactions between the MHFG Group and the noncontrolling interest shareholders							(44,651)
Dividends paid to noncontrolling interests							(18,095)
Dividends declared			(196,746)
Net income attributable to noncontrolling interests	3,251						3,251
Other							4,595
Balance at end of fiscal year at Mar. 31, 2022	9,442,231	5,816,834	2,665,608	440,112	(8,342)	¥ 8,914,212	528,019
Purchases of treasury stock					(2,315)
Performance-based stock compensation program		(256)
Change in ownership interests in consolidated subsidiaries		16,271
Other		(120)	(14)
Disposal of treasury stock					1,871
Net income (loss) attributable to MHFG shareholders	(14,009)		(14,009)
Change during year	209,687			209,283
Transactions between the MHFG Group and the noncontrolling interest shareholders							254,914
Dividends paid to noncontrolling interests							(21,732)
Dividends declared			(209,432)
Net income attributable to noncontrolling interests	48,037						48,037
Other							405
Balance at end of fiscal year at Mar. 31, 2023	9,725,134	5,832,729	2,442,153	649,395	(8,786)	8,915,491	809,643
Purchases of treasury stock					(3,384)
Performance-based stock compensation program		585
Change in ownership interests in consolidated subsidiaries		463
Other		(117)	412
Disposal of treasury stock					2,767
Net income (loss) attributable to MHFG shareholders	912,473		912,473
Change during year	336,163			335,184
Transactions between the MHFG Group and the noncontrolling interest shareholders							(575,476)
Dividends paid to noncontrolling interests							(18,549)
Dividends declared			(234,802)
Net income attributable to noncontrolling interests	285,519						285,519
Other							979
Balance at end of fiscal year at Mar. 31, 2024	¥ 10,431,187	¥ 5,833,660	¥ 3,120,236	¥ 984,578	¥ (9,403)	¥ 9,929,071	¥ 502,116

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”